J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Core Plus Bond ETF

JPMorgan Short Duration Core Plus ETF

(the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated February 9, 2024

to the current Summary Prospectuses and Prospectus, as supplemented

CORE PLUS BOND ETF

Portfolio Manager Retirement. Steven Lear previously announced his retirement from J.P. Morgan Investment Management Inc., effective March 1, 2024. In order to provide additional depth and continuity to the portfolio management team, Priya Misra will be added to the portfolio management team of the JPMorgan Core Plus Bond ETF (the “Fund”) effective March 1, 2024.

Effective March 1, 2024, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Figuly	2019	Managing Director
J. Andrew Norelli	2019	Managing Director
Lisa Coleman	2020	Managing Director
Thomas Hauser	2020	Managing Director
Kay Herr	2023	Managing Director
Priya Misra	2024	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Core Plus Bond ETF” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Core Plus Bond ETF

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund consists of Richard Figuly, Managing Director, J. Andrew Norelli, Managing Director, Lisa Coleman, Managing Director and CFA charterholder, Thomas Hauser, Managing Director and CFA charterholder, Kay Herr, Managing Director and CFA charterholder, and Priya Misra, Managing Director. Mr. Figuly has been an employee of JPMIM or predecessor firms since 1993 and is a member of the Global Fixed Income, Currency & Commodities (GFICC) group with an emphasis on securitized assets for purposes of this Fund. Mr. Norelli has been with the adviser since 2012 and is a portfolio manager within the GFICC group, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2008, Ms. Coleman is the Global Head of the Investment Grade Corporate Credit team within the GFICC group. Mr. Hauser is responsible for managing high yield investments for the Fund. A portfolio manager of the Fund since July 2020 and employee of JPMIM or its affiliates since 2004, Mr. Hauser is a senior portfolio manager for the GFICC Global High Yield team. In this role, he is responsible for managing high yield total return strategies and sub-advised mutual fund assets with an emphasis on the U.S. dollar high yield market. An employee of JPIMM since 1999 and a portfolio manager of the Fund since 2023, Ms. Herr is a member of the Asset Management Investment Committee (AMIC) and head of Research for the GFICC team. Ms. Misra is a member

SUP-FIETF-224

of the GFICC team and an employee of JPMIM since 2023 and a portfolio manager of the Fund since 2024, with a focus on assessing macroeconomic issues, interest rates and sector allocation themes. Prior to joining JPMIM, Ms. Misra worked at TD Securities since 2015, where she was head of Global Rates Strategy at TD Securities. In her role, Ms. Misra was responsible for the US and global interest rate markets and provided investment advice for clients.

SHORT DURATION CORE PLUS ETF

Portfolio Manager Retirement. Steven Lear previously announced his retirement from J.P. Morgan Investment Management Inc. Effective March 1, 2024, all references to Steven Lear will be removed from the Summary Prospectus and Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Core Plus Bond ETF

JPMorgan Short Duration Core Plus ETF

(the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated February 9, 2024

to the current Statement of Additional Information, as supplemented

CORE PLUS BOND ETF

Portfolio Manager Retirement. Steven Lear previously announced his retirement from J.P. Morgan Investment Management Inc., effective March 1, 2024. In order to provide additional depth and continuity to the portfolio management team, Priya Misra will be added to the portfolio management team of the JPMorgan Core Plus Bond ETF (the “Fund”) effective March 1, 2024.

Effective March 1, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each Fund’s portfolio managers as of February 28, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond ETF
Richard Figuly	27	$72,236,326	15	$20,627,149	18	$4,484,536
J. Andrew Norelli	4	29,289,504	8	15,464,277	1	759,563
Lisa Coleman	9	24,428,812	23	19,486,616	19	20,726,498
Thomas Hauser	17	38,593,440	16	23,513,151	36	6,710,783
Kay Herr	0	0	0	0	0	0
Priya Misra**	3	3,924,288	0	0	31	11,407,131

The following table shows information regarding the other accounts managed by each Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of February 28, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond ETF
Richard Figuly	0	$0	0	$0	1	$1,065,399
J. Andrew Norelli	0	0	0	0	0	0
Lisa Coleman	0	0	0	0	1	256,215
Thomas Hauser	1	24,416	0	0	0	0
Kay Herr	0	0	0	0	0	0
Priya Misra**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of December 31, 2023.

SUP-SAI-FIETF-224

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of February 28, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Plus Bond ETF
Richard D. Figuly	X
J. Andrew Norelli	X
Lisa Coleman	X
Thomas Hauser	X
Kay Herr	X
Priya Misra*	X

*	As of December 31, 2023.

SHORT DURATION CORE PLUS ETF

Portfolio Manager Retirement. Steven Lear previously announced his retirement from J.P. Morgan Investment Management Inc. Effective March 1, 2024, all references to Steven Lear will be removed from the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE